Intangible assets and goodwill (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Jun. 30, 2020
Intangible assets with finite life
Software and license	€ 1,134	€ 489
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
Total intangible assets and goodwill	€ 155,611	€ 154,966